Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000021867 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021867 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021867 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021867 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021867 | Regency Centers Corp.FR_758849103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021867 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021867 | UDR, Inc.FR_902653104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021867 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021867 | Broadstone Net Lease, Inc.FR_11135E203
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021867 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021867 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021867 | SectorHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021867 | SectorOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021867 | SectorHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000021867 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021867 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021867 | SectorResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000021867 | SectorRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000021867 | SectorSpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000021867 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000021867 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021867 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021867 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021867 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021867 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000021869 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021869 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021869 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021869 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021869 | Regency Centers Corp.FR_758849103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021869 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021869 | UDR, Inc.FR_902653104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021869 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021869 | Broadstone Net Lease, Inc.FR_11135E203
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021869 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021869 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021869 | SectorHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021869 | SectorOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021869 | SectorHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000021869 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021869 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021869 | SectorResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000021869 | SectorRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000021869 | SectorSpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000021869 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000021869 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021869 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021869 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021869 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021869 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000128774 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000128774 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000128774 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000128774 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000128774 | Regency Centers Corp.FR_758849103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128774 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000128774 | UDR, Inc.FR_902653104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128774 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000128774 | Broadstone Net Lease, Inc.FR_11135E203
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000128774 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128774 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000128774 | SectorHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128774 | SectorOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000128774 | SectorHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000128774 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000128774 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000128774 | SectorResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000128774 | SectorRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000128774 | SectorSpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000128774 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000128774 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000128774 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000128774 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000128774 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000128774 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000021870 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021870 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021870 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021870 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021870 | Regency Centers Corp.FR_758849103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021870 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021870 | UDR, Inc.FR_902653104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021870 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021870 | Broadstone Net Lease, Inc.FR_11135E203
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021870 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021870 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021870 | SectorHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021870 | SectorOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021870 | SectorHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000021870 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021870 | SectorReal Estate Management & Development
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000021870 | SectorResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000021870 | SectorRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000021870 | SectorSpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000021870 | SectorIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000021870 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021870 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021870 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021870 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021870 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.00%
C000179028 | Equity
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000179028 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000179028 | Cash
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179028 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000179028 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179028 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179028 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000179028 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179028 | SectorMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000179028 | SectorMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000179028 | SectorAffiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000179028 | AIA International Developed Markets Equity ESG SegmentFR_TSR_AT_ AIA Int Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179028 | AIA U.S. Large Cap Core ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Core ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000179028 | AIA U.S. Large Cap Value ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Value ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179028 | AIA U.S. Small/Mid Cap ESG SegmentFR_TSR_AT_ AIA U.S. Small/Mid Cap ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000179028 | Harris Associates Large Cap Value SegmentFR_TSR_AT_ Harris Associates Large Cap Value Segment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000179028 | Loomis Sayles All Cap Growth SegmentFR_TSR_AT_ Loomis Sayles All Cap Growth Segment
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000179028 | Mirova International Sustainable Equity FundFR_TSR_AT_ Mirova International Sustainable Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179028 | WCM Focused Emerging Markets FundFR_TSR_AT_ WCM Focused Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000179028 | WCM Focused International Growth FundFR_TSR_AT_ WCM Focused International Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179028 | Loomis Sayles Core Fixed Income SegmentFR_TSR_AT_ Loomis Sayles Core Fixed Income Segment
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000179028 | Loomis Sayles Inflation Protected Securities FundFR_TSR_AT_ Loomis Sayles Inflation Protected Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000179028 | Loomis Sayles Limited Term Government and Agency FundFR_TSR_AT_ Loomis Sayles Limited Term Government and Agency Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000179028 | Mirova Global Green Bond FundFR_TSR_AT_ Mirova Global Green Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000179032 | Equity
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000179032 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000179032 | Cash
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179032 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000179032 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000179032 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000179032 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179032 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179032 | SectorMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000179032 | SectorMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000179032 | SectorAffiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000179032 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000179032 | AIA U.S. Large Cap Core ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Core ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000179032 | AIA U.S. Large Cap Value ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Value ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179032 | AIA U.S. Small/Mid Cap ESG SegmentFR_TSR_AT_ AIA U.S. Small/Mid Cap ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000179032 | Harris Associates Large Cap Value SegmentFR_TSR_AT_ Harris Associates Large Cap Value Segment
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000179032 | Loomis Sayles All Cap Growth SegmentFR_TSR_AT_ Loomis Sayles All Cap Growth Segment
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000179032 | Mirova International Sustainable Equity FundFR_TSR_AT_ Mirova International Sustainable Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000179032 | WCM Focused Emerging Markets FundFR_TSR_AT_ WCM Focused Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000179032 | WCM Focused International Growth FundFR_TSR_AT_ WCM Focused International Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000179032 | Loomis Sayles Core Fixed Income SegmentFR_TSR_AT_ Loomis Sayles Core Fixed Income Segment
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000179032 | Loomis Sayles Inflation Protected Securities FundFR_TSR_AT_ Loomis Sayles Inflation Protected Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000179032 | Loomis Sayles Limited Term Government and Agency FundFR_TSR_AT_ Loomis Sayles Limited Term Government and Agency Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000179032 | Mirova Global Green Bond FundFR_TSR_AT_ Mirova Global Green Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000179032 | AIA International Developed Markets Equity ESG SegmentFR_TSR_AT_ AIA International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000179034 | Equity
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000179034 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000179034 | Cash
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000179034 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000179034 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179034 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000179034 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179034 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000179034 | SectorMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000179034 | SectorMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000179034 | SectorAffiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000179034 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000179034 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179034 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000179034 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000179034 | AIA U.S. Large Cap Core ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Core ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000179034 | AIA U.S. Large Cap Value ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Value ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000179034 | AIA U.S. Small/Mid Cap ESG SegmentFR_TSR_AT_ AIA U.S. Small/Mid Cap ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000179034 | Harris Associates Large Cap Value SegmentFR_TSR_AT_ Harris Associates Large Cap Value Segment
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000179034 | Loomis Sayles All Cap Growth SegmentFR_TSR_AT_ Loomis Sayles All Cap Growth Segment
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000179034 | Mirova International Sustainable Equity FundFR_TSR_AT_ Mirova International Sustainable Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000179034 | WCM Focused Emerging Markets FundFR_TSR_AT_ WCM Focused Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000179034 | WCM Focused International Growth FundFR_TSR_AT_ WCM Focused International Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000179034 | Loomis Sayles Core Fixed Income SegmentFR_TSR_AT_ Loomis Sayles Core Fixed Income Segment
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000179034 | Loomis Sayles Inflation Protected Securities FundFR_TSR_AT_ Loomis Sayles Inflation Protected Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000179034 | Loomis Sayles Limited Term Government and Agency FundFR_TSR_AT_ Loomis Sayles Limited Term Government and Agency Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000179034 | Mirova Global Green Bond FundFR_TSR_AT_ Mirova Global Green Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000179034 | AIA International Developed Markets Equity ESG SegmentFR_TSR_AT_ AIA International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000179036 | Equity
Holdings [Line Items]
Percent of Net Asset Value	61.70%
C000179036 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000179036 | Cash
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000179036 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000179036 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179036 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000179036 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179036 | SectorMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000179036 | SectorMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000179036 | SectorAffiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000179036 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179036 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179036 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000179036 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000179036 | AIA U.S. Large Cap Core ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Core ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000179036 | AIA U.S. Large Cap Value ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Value ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000179036 | AIA U.S. Small/Mid Cap ESG SegmentFR_TSR_AT_ AIA U.S. Small/Mid Cap ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000179036 | Harris Associates Large Cap Value SegmentFR_TSR_AT_ Harris Associates Large Cap Value Segment
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000179036 | Loomis Sayles All Cap Growth SegmentFR_TSR_AT_ Loomis Sayles All Cap Growth Segment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000179036 | Mirova International Sustainable Equity FundFR_TSR_AT_ Mirova International Sustainable Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000179036 | WCM Focused Emerging Markets FundFR_TSR_AT_ WCM Focused Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000179036 | WCM Focused International Growth FundFR_TSR_AT_ WCM Focused International Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000179036 | Loomis Sayles Core Fixed Income SegmentFR_TSR_AT_ Loomis Sayles Core Fixed Income Segment
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000179036 | Loomis Sayles Inflation Protected Securities FundFR_TSR_AT_ Loomis Sayles Inflation Protected Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000179036 | Loomis Sayles Limited Term Government and Agency FundFR_TSR_AT_ Loomis Sayles Limited Term Government and Agency Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000179036 | Mirova Global Green Bond FundFR_TSR_AT_ Mirova Global Green Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000179036 | AIA International Developed Markets Equity ESG SegmentFR_TSR_AT_ AIA International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000179039 | Equity
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000179039 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000179039 | Cash
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179039 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000179039 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179039 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000179039 | SectorMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000179039 | SectorMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179039 | SectorAffiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000179039 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179039 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179039 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179039 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000179039 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179039 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179039 | AIA U.S. Large Cap Core ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Core ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000179039 | AIA U.S. Large Cap Value ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Value ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000179039 | AIA U.S. Small/Mid Cap ESG SegmentFR_TSR_AT_ AIA U.S. Small/Mid Cap ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000179039 | Harris Associates Large Cap Value SegmentFR_TSR_AT_ Harris Associates Large Cap Value Segment
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000179039 | Loomis Sayles All Cap Growth SegmentFR_TSR_AT_ Loomis Sayles All Cap Growth Segment
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000179039 | Mirova International Sustainable Equity FundFR_TSR_AT_ Mirova International Sustainable Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000179039 | WCM Focused Emerging Markets FundFR_TSR_AT_ WCM Focused Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000179039 | WCM Focused International Growth FundFR_TSR_AT_ WCM Focused International Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000179039 | Loomis Sayles Core Fixed Income SegmentFR_TSR_AT_ Loomis Sayles Core Fixed Income Segment
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000179039 | Loomis Sayles Inflation Protected Securities FundFR_TSR_AT_ Loomis Sayles Inflation Protected Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000179039 | Loomis Sayles Limited Term Government and Agency FundFR_TSR_AT_ Loomis Sayles Limited Term Government and Agency Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000179039 | Mirova Global Green Bond FundFR_TSR_AT_ Mirova Global Green Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000179039 | AIA International Developed Markets Equity ESG SegmentFR_TSR_AT_ AIA International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000179040 | Equity
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000179040 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000179040 | Cash
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179040 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000179040 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179040 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000179040 | SectorMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000179040 | SectorMortgage Related
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000179040 | SectorAffiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000179040 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000179040 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000179040 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179040 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179040 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000179040 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179040 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000179040 | AIA U.S. Large Cap Core ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Core ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000179040 | AIA U.S. Large Cap Value ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Value ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000179040 | AIA U.S. Small/Mid Cap ESG SegmentFR_TSR_AT_ AIA U.S. Small/Mid Cap ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000179040 | Harris Associates Large Cap Value SegmentFR_TSR_AT_ Harris Associates Large Cap Value Segment
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000179040 | Loomis Sayles All Cap Growth SegmentFR_TSR_AT_ Loomis Sayles All Cap Growth Segment
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000179040 | Mirova International Sustainable Equity FundFR_TSR_AT_ Mirova International Sustainable Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000179040 | WCM Focused Emerging Markets FundFR_TSR_AT_ WCM Focused Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000179040 | WCM Focused International Growth FundFR_TSR_AT_ WCM Focused International Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000179040 | Loomis Sayles Core Fixed Income SegmentFR_TSR_AT_ Loomis Sayles Core Fixed Income Segment
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000179040 | Loomis Sayles Inflation Protected Securities FundFR_TSR_AT_ Loomis Sayles Inflation Protected Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000179040 | Loomis Sayles Limited Term Government and Agency FundFR_TSR_AT_ Loomis Sayles Limited Term Government and Agency Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179040 | Mirova Global Green Bond FundFR_TSR_AT_ Mirova Global Green Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000179040 | AIA International Developed Markets Equity ESG SegmentFR_TSR_AT_ AIA International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000179042 | Equity
Holdings [Line Items]
Percent of Net Asset Value	85.70%
C000179042 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000179042 | Cash
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179042 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000179042 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179042 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000179042 | SectorMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000179042 | SectorAffiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000179042 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000179042 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000179042 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000179042 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179042 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000179042 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000179042 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000179042 | AIA U.S. Large Cap Core ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Core ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000179042 | AIA U.S. Large Cap Value ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Value ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000179042 | AIA U.S. Small/Mid Cap ESG SegmentFR_TSR_AT_ AIA U.S. Small/Mid Cap ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000179042 | Harris Associates Large Cap Value SegmentFR_TSR_AT_ Harris Associates Large Cap Value Segment
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000179042 | Loomis Sayles All Cap Growth SegmentFR_TSR_AT_ Loomis Sayles All Cap Growth Segment
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000179042 | Mirova International Sustainable Equity FundFR_TSR_AT_ Mirova International Sustainable Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000179042 | WCM Focused Emerging Markets FundFR_TSR_AT_ WCM Focused Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000179042 | WCM Focused International Growth FundFR_TSR_AT_ WCM Focused International Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000179042 | Loomis Sayles Core Fixed Income SegmentFR_TSR_AT_ Loomis Sayles Core Fixed Income Segment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000179042 | Loomis Sayles Inflation Protected Securities FundFR_TSR_AT_ Loomis Sayles Inflation Protected Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000179042 | Loomis Sayles Limited Term Government and Agency FundFR_TSR_AT_ Loomis Sayles Limited Term Government and Agency Fund
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000179042 | Mirova Global Green Bond FundFR_TSR_AT_ Mirova Global Green Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000179042 | AIA International Developed Markets Equity ESG SegmentFR_TSR_AT_ AIA International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000179044 | Equity
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000179044 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000179044 | Cash
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179044 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000179044 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000179044 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000179044 | SectorMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000179044 | SectorAffiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000179044 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000179044 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179044 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000179044 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000179044 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000179044 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179044 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000179044 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179044 | AIA U.S. Large Cap Core ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Core ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000179044 | AIA U.S. Large Cap Value ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Value ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000179044 | AIA U.S. Small/Mid Cap ESG SegmentFR_TSR_AT_ AIA U.S. Small/Mid Cap ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000179044 | Harris Associates Large Cap Value SegmentFR_TSR_AT_ Harris Associates Large Cap Value Segment
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000179044 | Loomis Sayles All Cap Growth SegmentFR_TSR_AT_ Loomis Sayles All Cap Growth Segment
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000179044 | Mirova International Sustainable Equity FundFR_TSR_AT_ Mirova International Sustainable Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000179044 | WCM Focused Emerging Markets FundFR_TSR_AT_ WCM Focused Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000179044 | WCM Focused International Growth FundFR_TSR_AT_ WCM Focused International Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000179044 | Loomis Sayles Core Fixed Income SegmentFR_TSR_AT_ Loomis Sayles Core Fixed Income Segment
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000179044 | Loomis Sayles Inflation Protected Securities FundFR_TSR_AT_ Loomis Sayles Inflation Protected Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000179044 | Mirova Global Green Bond FundFR_TSR_AT_ Mirova Global Green Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000179044 | AIA International Developed Markets Equity ESG SegmentFR_TSR_AT_ AIA International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000179046 | Equity
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000179046 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000179046 | Cash
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000179046 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000179046 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000179046 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000179046 | SectorMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000179046 | SectorAffiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000179046 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179046 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179046 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000179046 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000179046 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000179046 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000179046 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000179046 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179046 | AIA U.S. Large Cap Core ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Core ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000179046 | AIA U.S. Large Cap Value ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Value ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000179046 | AIA U.S. Small/Mid Cap ESG SegmentFR_TSR_AT_ AIA U.S. Small/Mid Cap ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000179046 | Harris Associates Large Cap Value SegmentFR_TSR_AT_ Harris Associates Large Cap Value Segment
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000179046 | Loomis Sayles All Cap Growth SegmentFR_TSR_AT_ Loomis Sayles All Cap Growth Segment
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000179046 | Mirova International Sustainable Equity FundFR_TSR_AT_ Mirova International Sustainable Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000179046 | WCM Focused Emerging Markets FundFR_TSR_AT_ WCM Focused Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000179046 | WCM Focused International Growth FundFR_TSR_AT_ WCM Focused International Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000179046 | Loomis Sayles Core Fixed Income SegmentFR_TSR_AT_ Loomis Sayles Core Fixed Income Segment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000179046 | Loomis Sayles Inflation Protected Securities FundFR_TSR_AT_ Loomis Sayles Inflation Protected Securities Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000179046 | Mirova Global Green Bond FundFR_TSR_AT_ Mirova Global Green Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000179046 | AIA International Developed Markets Equity ESG SegmentFR_TSR_AT_ AIA International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000179030 | Equity
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000179030 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000179030 | Cash
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179030 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000179030 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000179030 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000179030 | SectorMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000179030 | SectorAffiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000179030 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179030 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000179030 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000179030 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000179030 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000179030 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000179030 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000179030 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000179030 | AIA U.S. Large Cap Core ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Core ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000179030 | AIA U.S. Large Cap Value ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Value ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000179030 | AIA U.S. Small/Mid Cap ESG SegmentFR_TSR_AT_ AIA U.S. Small/Mid Cap ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000179030 | Harris Associates Large Cap Value SegmentFR_TSR_AT_ Harris Associates Large Cap Value Segment
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000179030 | Loomis Sayles All Cap Growth SegmentFR_TSR_AT_ Loomis Sayles All Cap Growth Segment
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000179030 | Mirova International Sustainable Equity FundFR_TSR_AT_ Mirova International Sustainable Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000179030 | WCM Focused Emerging Markets FundFR_TSR_AT_ WCM Focused Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000179030 | WCM Focused International Growth FundFR_TSR_AT_ WCM Focused International Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000179030 | Loomis Sayles Core Fixed Income SegmentFR_TSR_AT_ Loomis Sayles Core Fixed Income Segment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000179030 | Mirova Global Green Bond FundFR_TSR_AT_ Mirova Global Green Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000179030 | AIA International Developed Markets Equity ESG SegmentFR_TSR_AT_ AIA International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000232882 | Equity
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000232882 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000232882 | Cash
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232882 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000232882 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232882 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000232882 | SectorMutual Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000232882 | SectorAffiliated Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000232882 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000232882 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232882 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232882 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232882 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000232882 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232882 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232882 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232882 | AIA U.S. Large Cap Core ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Core ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000232882 | AIA U.S. Large Cap Value ESG SegmentFR_TSR_AT_ AIA U.S. Large Cap Value ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000232882 | AIA U.S. Small/Mid Cap ESG SegmentFR_TSR_AT_ AIA U.S. Small/Mid Cap ESG Segment
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000232882 | Harris Associates Large Cap Value SegmentFR_TSR_AT_ Harris Associates Large Cap Value Segment
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000232882 | Loomis Sayles All Cap Growth SegmentFR_TSR_AT_ Loomis Sayles All Cap Growth Segment
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000232882 | Mirova International Sustainable Equity FundFR_TSR_AT_ Mirova International Sustainable Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000232882 | WCM Focused Emerging Markets FundFR_TSR_AT_ WCM Focused Emerging Markets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232882 | WCM Focused International Growth FundFR_TSR_AT_ WCM Focused International Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000232882 | Loomis Sayles Core Fixed Income SegmentFR_TSR_AT_ Loomis Sayles Core Fixed Income Segment
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232882 | Mirova Global Green Bond FundFR_TSR_AT_ Mirova Global Green Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232882 | AIA International Developed Markets Equity ESG SegmentFR_TSR_AT_ AIA International Developed Markets
Holdings [Line Items]
Percent of Net Asset Value	8.90%